SUPPLEMENT Dated June 5, 2009
To The Prospectuses Dated May 1, 2009 For

ING GoldenSelect Access	ING GoldenSelect ESII
ING GoldenSelect Landmark	ING GoldenSelect Premium Plus
ING GoldenSelect Opportunities	ING GoldenSelect DVA Plus

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATION

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING International Growth Opportunities Portfolio	ING Artio Foreign Portfolio

Information Regarding Reorganization:

This reorganization will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolio. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, the reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of the Disappearing Portfolio becoming a shareholder of the Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolio will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolio as being available under the contract are deleted.

153918

06/2009

SUPPLEMENT Dated June 5, 2009
To the Current Prospectuses

ING GoldenSelect Access One	ING GoldenSelect Galaxy Premium Plus
ING GoldenSelect DVA	ING GoldenSelect Legends
ING GoldenSelect DVA Series 100	ING GoldenSelect Value
ING GoldenSelect Generations

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATION

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING International Growth Opportunities Portfolio	ING Artio Foreign Portfolio

Information Regarding Reorganization:

This reorganization will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolio. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, the reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of the Disappearing Portfolio becoming a shareholder of the Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolio will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolio as being available under the contract are deleted.

153920

1

06/2009